Deferred Income Tax - Amounts of Deductible Temporary Differences and Tax Losses Carried Forward by Expiration Date (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary differences and tax losses carried forward for which deferred tax assets are recognized	¥ 421,319	¥ 503,511